Short-Term and Long-Term Financial Liabilities - Schedule of Carrying Amount of Financial Liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Total financial liabilities, net	$ 107,806,651	$ 85,811,096
Current financial liabilities, net	1,863,563	3,694,936
Non-current financial liabilities, net	$ 105,943,088	82,116,160
Convertible notes, long term [Member]
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Conversion exercise price	$ 1.65
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Total financial liabilities, net	$ 86,726,959	81,548,426
Convertible notes, long term [Member]
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Conversion exercise price	$ 2.47
Contractual interest rate %	12.50%
Maturity date	Apr. 30, 2029
Total financial liabilities, net	$ 21,079,692	$ 4,262,670